Summary of Significant Accounting Policies (Details)			12 Months Ended
	Sep. 26, 2025 USD ($)	Aug. 31, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Net proceeds received from IPO	$ 2,900,000	$ 400,000	$ 6,900,912	$ 7,373,839
Balance of the escrow account				400,000
Estimated useful lives			5 years
Deferred revenue			$ 402,407	625,326
Deferred revenue recognized			$ 226,421	359,496
Contract costs term			1 year
Government subsidies			$ 1,600,527	346,571	74,232
Percentage of VAT			13.00%
Segment reporting Codm description			The Group’s chief operating decision maker (“CODM”) identified as the Group’s Chief Executive Officer, relies upon the consolidated results of operations as a whole when making decisions about allocating resources and assessing the performance of the Group.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]			Chief Executive Officer
Number of reportable segment			1
Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Deferred revenue			$ 402,407	$ 625,326
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Balance of the escrow account			$ 400,000
Noncontrolling Interests [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership in the subsidiary			100.00%